Share of results in associates	12 Months Ended
Dec. 31, 2025
Share of results in associates
Share of results in associates	10 Share of results in associates

	2025	2024	2023
Share of (loss) / income in associates (Note 15)	31,083	(996)	7,108
	31,083	(996)	7,108